Basis of Preparation - Schedule of Information of Entities Included in Consolidated Financial Statements (Details)	15 Months Ended
Dec. 31, 2025
Highlander Silver Corp [Member]
Schedule of Information of Entities Included in Consolidated Financial Statements [Line Items]
Percentage of interest	100.00%
Functional role of entities within group	Parent company
Pacific West Exploration Services Inc [Member]
Schedule of Information of Entities Included in Consolidated Financial Statements [Line Items]
Percentage of interest	100.00%
Functional role of entities within group	Exploration company
Cappex Mineral Ventures Inc [Member]
Schedule of Information of Entities Included in Consolidated Financial Statements [Line Items]
Percentage of interest	100.00%
Functional role of entities within group	Holding company
Cappex Exploraciones S.A.C [Member]
Schedule of Information of Entities Included in Consolidated Financial Statements [Line Items]
Percentage of interest	100.00%
Functional role of entities within group	Exploration company
Reliant Ventures S.A.C [Member]
Schedule of Information of Entities Included in Consolidated Financial Statements [Line Items]
Percentage of interest	100.00%
Functional role of entities within group	Exploration company
San Luis Resource (BVI) Inc [Member]
Schedule of Information of Entities Included in Consolidated Financial Statements [Line Items]
Percentage of interest	100.00%
Functional role of entities within group	Holding company
San Luis Minerals (BVI) Inc [Member]
Schedule of Information of Entities Included in Consolidated Financial Statements [Line Items]
Percentage of interest	100.00%
Functional role of entities within group	Holding company
Silver Standard Peru (BVI) Inc [Member]
Schedule of Information of Entities Included in Consolidated Financial Statements [Line Items]
Percentage of interest	100.00%
Functional role of entities within group	Holding company